Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure
Schedule of debt or long term debt to adjusted capital or equity ratio

As at December 31:	2021	2020
Total debt	$35,227	$38,053
Less: cash	(54,873)	(63,552)
Net debt	Not applicable	Not applicable
Shareholders’ equity	365,600	361,544
Net debt-to-adjusted capital ratio	Not applicable	Not applicable

As at December 31:	2021	2020
Long-term debt	$35,227	$38,053
Shareholders’ equity	365,600	361,544
Long-term debt-to-equity ratio	0.10	0.11